Cost of Equities, Amortized Cost of Debt Securities and Estimated Fair Value of Insurance Subsidiary Investments (Parenthetical) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investments Debt And Equity Securities [Abstract]
Money market funds	$ 8.5	$ 3.7